United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	November 27, 2006

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2006

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$106619
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      553 8347.000 SH       SOLE
CINTAS                         Common           172908105    13647 334247.100SH      SOLE
COSTCO WHSL CORP NEW           Common           22160K105     7398 148907.592SH      SOLE
FASTENAL CO                    Common           311900104     5982 155021.655SH      SOLE
GOLDEN WEST FINL CORP DEL      Common           381317106     1902 24615.937SH       SOLE
INTEL CORP                     Common           458140100    15733 764868.230SH      SOLE
K SWISS INC CLASS A            Common           482686102     5958 198204.000SH      SOLE
NEWS CORP CL A                 Common           65248E104    20701 1053485.000SH     SOLE
NEWS CORP CL B                 Common           652487703     2704 131024.000SH      SOLE
PROGRESSIVE CORP    OHIO       Common           743315103    18376 748829.096SH      SOLE
WILEY JOHN & SONS   INC CL A C Common           968223206     6277 174309.000SH      SOLE
WINNEBAGO INDS INC             Common           974637100     7387 235411.000SH      SOLE